Intangible Assets - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Intangible Assets [Line Items]
Intangible assets	$ 1,825,592	$ 1,803,199	$ 1,985,595	$ 1,979,491
Trademarks [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets	1,102,299	1,025,095
Trademarks One [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets	$ 295,217	293,519
Trademarks One [Member] | Bottom of Range [Member]
Schedule of Intangible Assets [Line Items]
Useful life	2 years
Trademarks One [Member] | Top of Range [Member]
Schedule of Intangible Assets [Line Items]
Useful life	20 years
Computer software [member]
Schedule of Intangible Assets [Line Items]
Intangible assets	$ 33,339	30,611
Computer software [member] | Bottom of Range [Member]
Schedule of Intangible Assets [Line Items]
Useful life	2 years
Computer software [member] | Top of Range [Member]
Schedule of Intangible Assets [Line Items]
Useful life	15 years
Water rights [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets	$ 11,558	11,302
Customer relationships [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets	$ 358,275	408,149
Customer relationships [Member] | Bottom of Range [Member]
Schedule of Intangible Assets [Line Items]
Useful life	3 years
Customer relationships [Member] | Top of Range [Member]
Schedule of Intangible Assets [Line Items]
Useful life	20 years
Supplier contracts [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets	$ 18,513	20,548
Supplier contracts [Member] | Bottom of Range [Member]
Schedule of Intangible Assets [Line Items]
Useful life	7 years
Supplier contracts [Member] | Top of Range [Member]
Schedule of Intangible Assets [Line Items]
Useful life	17 years
Other [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets	$ 6,391	$ 13,975
Other [Member] | Bottom of Range [Member]
Schedule of Intangible Assets [Line Items]
Useful life	2 years
Other [Member] | Top of Range [Member]
Schedule of Intangible Assets [Line Items]
Useful life	17 years